ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of analysis of other comprehensive income by item [abstract]
Schedule of accumulated other comprehensive income (loss)
Attributable to Brookfield Infrastructure Partners L.P.

US$ MILLIONS	Revaluation Surplus	Foreign Currency Translation	Cash Flow Hedges	Equity accounted investments	Accumulated Other Comprehensive Income
Balance at December 31, 2022	$1,005	$(709)	$(17)	$27	$306
Other comprehensive income (loss)	85	109	—	(27)	167
Balance at December 31, 2023	$1,090	$(600)	$(17)	$—	$473
Other comprehensive income	71	35	2	—	108
Balance at December 31, 2024	$1,161	$(565)	$(15)	$—	$581